Geographic Areas	12 Months Ended
Dec. 31, 2012
Geographic Areas Disclosure
Geographic Areas

NOTE 16. Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made. During the first quarter of 2013, 3M realigned its geographic area reporting to include Puerto Rico in the United States, rather than in the Latin America/Canada region. The financial information presented herein reflects this geographic area change for all periods presented.

							Property, Plant and Equipment - net
	Net Sales			Operating Income
(Millions)	2012	2011	2010	2012	2011	2010	2012	2011
United States	$10,571	$10,071	$9,254	$1,938	$1,639	$1,647	$4,279	$3,980
Asia Pacific	9,092	9,108	8,259	2,450	2,523	2,400	2,029	1,887
Europe, Middle East and Africa	6,730	7,076	6,259	1,163	1,150	1,112	1,499	1,271
Latin America and Canada	3,529	3,368	2,906	936	886	787	571	528
Other Unallocated	(18)	(12)	(16)	(4)	(20)	(28)	―	―
Total Company	$29,904	$29,611	$26,662	$6,483	$6,178	$5,918	$8,378	$7,666